UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05436
                                                   ----------

                         Phoenix Multi-Portfolio Fund
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                               101 Munson Street
                             Greenfield, MA 01301
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant        Vice President and Secretary
     Phoenix Life Insurance Company          Phoenix Life Insurance Company
            One American Row                        One American Row
         Hartford, CT 06103-2899                 Hartford, CT 06103-2899
------------------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 243-1574
                                                         ---------------

                     Date of fiscal year end: November 30
                                             ------------

                  Date of reporting period: February 28, 2006
                                           ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PHOENIX MULTI-PORTFOLIO FUND
GLOSSARY
FEBRUARY 28, 2006

ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

NVDR (Non-Voting Depository Receipt): Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to simulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

PIK (Payment-in-Kind Security)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

PSF
Permanent School Fund

Q-SBLF
Qualified School Board Loan Fund

Radian
Radian Asset Assurance, Inc.

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

XLCA
XL Capital Assurance, Inc.

Phoenix Emerging Markets Bond Fund

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
DOMESTIC CORPORATE BONDS--0.5%


DIVERSIFIED METALS & MINING--0.5%
Southern Copper Corp. 6.375%, 7/27/15                 $   250     $   251,348
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $246,804)                                            251,348
------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--50.2%


ARGENTINA--3.2%

Province of Mendoza RegS 5.50%, 9/4/18(e)                 200         170,000
Republic of Argentina 4.889%, 8/3/12(c)                   500         412,750
Republic of Argentina 5.83%, 12/31/33(c)                   33(f)       14,146
Republic of Argentina 0%, 12/15/35(c)                   2,050         158,342
Republic of Argentina 0%, 12/15/35(c)                      97(f)        2,055
Republic of Argentina PIK Interest Capitalization
  8.28%, 12/31/33                                         706         708,113
                                                                  -----------
                                                                    1,465,406
                                                                  -----------


BRAZIL--10.5%
Federative Republic of Brazil 10.50%, 7/14/14           1,750       2,257,500
Federative Republic of Brazil 7.875%, 3/7/15              500         560,250
Federative Republic of Brazil 8.875%, 10/14/19          1,700       2,052,750
                                                                  -----------
                                                                    4,870,500
                                                                  -----------


COLOMBIA--4.1%
Republic of Colombia 8.125%, 5/21/24                    1,600       1,878,400

COSTA RICA--1.0%
Republic of Costa Rica RegS 9%, 3/1/11(e)                 300         339,300
Republic of Costa Rica RegS 8.05%, 1/31/13(e)             100         110,150
                                                                  -----------
                                                                      449,450
                                                                  -----------

DOMINICAN REPUBLIC--0.3%
Dominican Republic RegS 4.75%, 9/27/11(e)                 115         125,883

ECUADOR--1.3%
Republic of Ecuador 144A 9.375%, 12/15/15(b)              100         105,250
Republic of Ecuador RegS 9%, 8/15/30(c)(e)                500         497,500
                                                                  -----------
                                                                      602,750
                                                                  -----------


EL SALVADOR--1.2%
Republic of El Salvador 144A 7.625%, 9/21/34(b)           250         280,625


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
EL SALVADOR--(CONTINUED)
Republic of El Salvador RegS 7.65%, 6/15/35(e)        $   250     $   277,250
                                                                  -----------
                                                                      557,875
                                                                  -----------

JAMAICA--0.6%
Government of Jamaica 8.50%, 2/28/36                      300         297,915

PANAMA--1.0%
Republic of Panama 5.563%, 7/17/16(c)                     458         455,881

PERU--0.8%
Republic of Peru 7.35%, 7/21/25                           235         248,513
Republic of Peru 8.75%, 11/21/33                          100         123,000
                                                                  -----------
                                                                      371,513
                                                                  -----------

PHILIPPINES--3.7%
Republic of Philippines 8.375%, 2/15/11                 1,000       1,088,750
Republic of Philippines 8%, 1/15/16                       250         269,688
Republic of Philippines 9.50%, 2/2/30                     300         360,000
                                                                  -----------
                                                                    1,718,438
                                                                  -----------

RUSSIA--5.2%
Russian Federation RegS 11%, 7/24/18(e)                 1,000       1,480,000
Russian Federation RegS 12.75%, 6/24/28(e)                500         924,687
                                                                  -----------
                                                                    2,404,687
                                                                  -----------

SERBIA AND MONTENEGRO--1.0%
Republic of Serbia RegS 3.75%, 11/1/24(c)(e)              500         462,875

TURKEY--8.1%
Republic of Turkey 9.875%, 3/19/08                        800         870,000
Republic of Turkey 11%, 1/14/13                         1,000       1,286,250
Republic of Turkey 9.50%, 1/15/14                         700         845,250
Republic of Turkey 8%, 2/14/34                            400         458,500
Republic of Turkey 6.875%, 3/17/36                        300         306,000
                                                                  -----------
                                                                    3,766,000
                                                                  -----------

UKRAINE--0.7%
Republic of Ukraine RegS 8.235%, 8/5/09(c)(e)             300         324,000

URUGUAY--1.9%
Republic of Uruguay 9.25%, 5/17/17                        200         238,500
Republic of Uruguay 8%, 11/18/22                          600         652,500
                                                                  -----------
                                                                      891,000
                                                                  -----------

Phoenix Emerging Markets Bond Fund
                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
VENEZUELA--4.1%
Republic of Venezuela 10.75%, 9/19/13                 $   500     $   631,250
Republic of Venezuela 9.25%, 9/15/27                    1,000       1,287,500
                                                                  -----------
                                                                    1,918,750
                                                                  -----------

VIETNAM--1.5%
Socialist Republic of Vietnam 4.813%, 3/12/16(c)          721         717,330
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $20,162,938)                                      23,278,653
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--44.1%


ARGENTINA--1.3%
Banco de Galicia y Buenos Aires RegS 8.19%,
  1/1/10 (Diversified Banks)(c)(e)                        100         100,000
Transportadora de Gas del Sur SA RegS 7.50%,
  12/15/13 (Gas Utilities)(c)(e)                          500         508,000
                                                                  -----------
                                                                      608,000
                                                                  -----------

BRAZIL--7.0%
Banco Industrial e Comercial SA 144A 9.75%,
  3/3/16  (Diversified Banks)(b)(c)                       100         100,000
Banco Votorantim Nassau 144A 9.25%,
  12/20/12  (Regional Banks)(b)                           530(h)      255,828
CSN Islands VIII Corp. 144A 9.75%, 12/16/13
  (Steel)(b)                                              500         576,875
CSN Islands VIII Corp. RegS 9.75%, 12/16/13
  (Steel)(e)                                              500         577,500
Globo Comunicacoes e Participacoes SA RegS
  7.375%, 10/20/11  (Broadcasting & Cable TV)(c)(e)       249         250,020
Light Servicos de Electricidade SA Series C
  7.73%, 7/25/13  (Electric Utilities)(c)               1,000         970,000
Vale Overseas Ltd. 6.25%, 1/11/16  (Steel)                500         514,500
                                                                  -----------
                                                                    3,244,723
                                                                  -----------

CAYMAN ISLANDS--1.0%
Indocoal Exports Cayman Ltd. RegsS 7.134%,
  7/6/12  (Coal & Consumable Fuels)(e)                    443         447,227

CHILE--1.1%
Empresa Nacional del Petroleo RegS 6.75%,
  11/15/12  (Oil & Gas Exploration &
  Production)(e)                                          500         529,650

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
COLOMBIA--1.4%
Compania de Desarrollo Aeropuerto Eldorado SA
  144A 10.19%, 5/31/11  (Airport Services)(b)         $   469     $   515,625
Transgas de Occidente SA 144A 9.79%, 11/1/10
  (Oil & Gas Storage & Transportation)(b)                 138         147,947
                                                                  -----------
                                                                      663,572
                                                                  -----------

DOMINICAN REPUBLIC--0.2%
Autopistas del Nordeste Cayman Ltd.144A 9.39%,
  1/15/26  (Highways & Railtracks)(b)                     100         101,000

EGYPT--0.6%
Petroleum Export Ltd. RegS 5.265%, 6/15/11  (Oil &
  Gas Exploration & Production)(e)                        300         294,930

INDONESIA--0.6%
Excelcomindo Finance Co. BV 144A 7.125%,
  1/18/13  (Integrated Telecommunication Services)(b)     250         252,500

KAZAKHSTAN--3.5%
Kazkommerts International  BV RegS 8.50%,
  4/16/13  (Diversified Banks)(e)                       1,100       1,205,875
TuranAlem Finance BV RegS 7.875%, 6/2/10
  (Diversified Banks)(e)                                  400         419,320
                                                                  -----------
                                                                    1,625,195
                                                                  -----------

MALAYSIA--1.1%
Sarawak International, Inc. 5.50%, 8/3/15  (Electric
  Utilities)                                              500         484,258

MEXICO--10.1%
America Movil SA de CV 5.50%, 3/1/14  (Wireless
  Telecommunication Services)                           1,000         987,485
Banco Mercantil del Norte SA 144A 5.875%,
  2/17/14  (Regional Banks)(b)(c)                       1,000       1,003,750
Pemex Project Funding Master Trust 144A 9.125%,
  12/1/23  (Oil & Gas Exploration & Production)(b)      1,000       1,240,000
Telefonos de Mexico SA de CV 5.50%, 1/27/15
  (Integrated Telecommunication Services)               1,000         984,965
Telefonos de Mexico SA de CV 8.75%, 1/31/16
  (Integrated Telecommunication Services)               5,000(g)      482,256
                                                                  -----------
                                                                    4,698,456
                                                                  -----------

Phoenix Emerging Markets Bond Fund
                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
NETHERLANDS--0.5%
Banco ABN AMRO Real SA RegS 15.861%,
  12/13/07  (Diversified Banks)(e)                        500(h)  $   241,229

PERU--1.2%
Telefonica del Peru SA 144A 7.48%, 12/15/08
  (Integrated Telecommunication Services)(b)          $   550         558,937

PHILIPPINES--1.8%
National Power Corp. RegS 9.024%, 8/23/11
  (Electric Utilities)(c)(e)                              500         545,029
Philippine Long Distance Telephone Co. Series E
  10.50%, 4/15/09  (Integrated
Telecommunication Services)                               250         282,500
                                                                  -----------
                                                                      827,529
                                                                  -----------

RUSSIA--8.3%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
  10/25/14  (Other Diversified Financial
Services)(b)                                              750         964,687
Gazprom OAO  RegS 5.625%, 7/22/13  (Oil & Gas
  Storage & Transportation)(e)                            492         496,224
Gazprom OAO (Morgan Stanley Bank AG) 144A
  9.625%, 3/1/13  (Oil & Gas Storage &
  Transportation)(b)                                      250         302,813
Mobile Telesystems Finance SA RegS 8.375%,
  10/14/10 (Wireless Telecommunication
  Services)(e)                                          1,000       1,051,500
Sinek Capital SA 7.70%, 8/3/15  (Oil & Gas
Storage & Transportation)                               1,000       1,021,800
                                                                  -----------
                                                                    3,837,024
                                                                  -----------

SRI LANKA--0.5%
Sri Lanka Telecom Ltd. 6.875%, 11/30/09
  (Integrated Telecommunication Services)                 250         246,874

TURKEY--1.2%
Bosphorus Financial Services Ltd. RegS 6.549%,
  2/15/12  (Other Diversified Financial
  Services)(c)(e)                                         550         563,750

UKRAINE--0.9%
Kyivstar GSM (Dresdner Bank AG) 144A 7.75%,
  4/27/12  (Integrated Telecommunication
  Services)(b)                                            250         253,750



                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
UKRAINE--(CONTINUED)
The EXIM of Ukraine (Dresdner Bank AG) 7.75%,
  9/23/09  (Diversified Banks)                        $   150     $   153,750
                                                                  -----------
                                                                      407,500
                                                                  -----------

VENEZUELA--1.8%
Fertinitro Finance, Inc. RegS 8.29%, 4/1/20
  (Fertilizers & Agricultural Chemicals)(e)               500         420,000
  Petrozuata Finance, Inc. 144A 8.37%, 10/1/22
(Integrated Oil & Gas)(b)                                 450         429,750
                                                                  -----------
                                                                      849,750
                                                                  -----------
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $19,849,854)                                      20,482,104
------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.5%


OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
ING Bank N.V. 144A 8.04%, 8/23/07(b)                    6,768(i)      242,208
------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $240,599)                                            242,208
------------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                    ---------     -----------
FOREIGN  COMMON STOCKS(d)--1.5%


BRAZIL--0.2%
Petroleo Brasileiro SA Sponsored ADR
  (Integrated Oil & Gas)                                1,300         113,802

INDIA--0.5%
Infosys Technologies Ltd. Sponsored ADR (IT
  Consulting & Other Services)                          3,200         226,560

PHILIPPINES--0.8%
Philippine Long Distance Telephone Co.
  Sponsored ADR (Integrated
  Telecommunication Services)                          10,500         362,250
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $718,645)                                            702,612
------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.8%

iShares MSCI South Korea Index Fund                     6,400         297,024
iShares MSCI Taiwan Index Fund                          5,000          63,200
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $358,180)                                            360,224
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $41,577,020)                                      45,317,149
------------------------------------------------------------------------------

Phoenix Emerging Markets Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
SHORT-TERM INVESTMENTS(j)--1.6%


COMMERCIAL PAPER--1.6%
Old Line Funding Corp. 4.55%, 3/1/06                $     730     $   730,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $730,000)                                            730,000
------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $42,307,020)                                      46,047,149(a)

Other assets and liabilities, net--0.8%                               376,460
                                                                  -----------
NET ASSETS--100.0%                                                $46,423,609
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,763,076 and gross depreciation of $165,174 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $42,449,247.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to a value of $7,331,545 or 15.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Argentine Peso.
(g) Par value represents Mexican Peso.
(h) Par represents Brazilian Real.
(i) Par value represents Russian Ruble.
(j) The rate shown is the discount rate.

Phoenix International Strategies Fund


                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2006
                                  (UNAUDITED)



                                                      SHARES         VALUE
                                                    ---------     -----------

FOREIGN  COMMON STOCKS(c)--97.1%


AUSTRALIA--4.0%
Commonwealth Bank of Australia (Diversified
  Banks)                                               12,222     $   405,725
Leighton Holdings Ltd. (Construction &
  Engineering)                                          4,562          61,474
Orica Ltd. (Diversified Chemicals)                     17,255         292,426
Publishing & Broadcasting Ltd. (Broadcasting &
  Cable TV)                                            34,536         435,101
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                            8,886         135,926
Rio Tinto Ltd. (Diversified Metals & Mining)            9,250         484,610
Santos Ltd. (Oil & Gas Exploration & Production)      105,048         882,940
Telstra Corp. Ltd. (Integrated Telecommunication
  Services)                                           161,547         459,694
Westfield Group (Real Estate Management &
  Development)                                         24,360         321,088
Woodside Petroleum Ltd. (Oil & Gas Exploration
  & Production)                                         2,808          84,292
                                                                  -----------
                                                                    3,563,276
                                                                  -----------

AUSTRIA--0.2%
Voest-Alpine AG (Steel)                                 1,386         161,538

BELGIUM--1.0%
Fortis (Multi-Sector Holdings)                          9,800         349,086
KBC Groep N.V. (Diversified Banks)                      4,816         502,771
                                                                  -----------
                                                                      851,857
                                                                  -----------

CANADA--1.2%
Goldcorp, Inc. (Gold)                                  20,600         524,403
Teck Cominco Ltd. Class B (Gold)                        8,500         531,414
                                                                  -----------
                                                                    1,055,817
                                                                  -----------

CHINA--2.2%
ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                           25,000         139,231
China Petroleum & Chemical Corp. Class H
  (Integrated Oil & Gas)                            1,018,000         605,651
CNPC (Hong Kong) Ltd. (Oil & Gas Exploration &
  Production)                                         180,000          53,632
PetroChina Co. Ltd. Class H (Integrated Oil &
  Gas)                                              1,178,000       1,145,608

                                                      SHARES         VALUE
                                                    ---------     -----------
CHINA--(CONTINUED)
Truly International Holdings Ltd. (Electronic
  Equipment Manufacturers)                             10,000     $    12,532
                                                                  -----------
                                                                    1,956,654
                                                                  -----------

DENMARK--1.0%
A P Moller - Maersk A/S (Marine)                           50         458,274
  Danske Bank A/S (Diversified Banks)                  13,000         463,541
                                                                  -----------
                                                                      921,815
                                                                  -----------

FINLAND--0.2%
Sampo OYJ Class A (Multi-line Insurance)                7,300         146,312

FRANCE--8.7%
Alcatel SA (Communications Equipment)(b)               28,600         385,087
Alstom (Heavy Electrical Equipment)(b)                    413          35,299
Assurances Generales de France (Multi-line
  Insurance)                                            2,250         233,726
AXA SA (Multi-line Insurance)                          17,200         608,159
BNP Paribas SA (Diversified Banks)                      7,843         725,842
Bouygues SA (Wireless Telecommunication
  Services)                                             7,800         409,695
Bull SA (Computer Hardware)(b)                          3,686          43,897
CapGemini SA (IT Consulting &
  Other Services)(b)                                    8,300         409,215
Carrefour SA (Hypermarkets & Super Centers)             6,300         312,742
Lafarge SA (Construction Materials)                     3,400         355,690
Sanofi-aventis (Pharmaceuticals)                        8,000         680,998
Societe Generale (Diversified Banks)                    8,921       1,263,330
Suez SA (Multi-Utilities)                              12,000         440,732
Technip SA (Oil & Gas Equipment & Services)             1,015          60,992
Total SA (Integrated Oil & Gas)                         3,400         855,092
Vivendi Universal SA (Movies & Entertainment)          26,758         809,416
                                                                  -----------
                                                                    7,629,912
                                                                  -----------

GERMANY--8.3%
Adidas-Salomon AG (Apparel, Accessories &
  Luxury Goods)                                           455          88,941
Allianz AG Registered Shares (Multi-line
  Insurance)                                            8,027       1,294,865
BASF AG (Diversified Chemicals)                         7,757         585,003
Bayerische Motoren Werke AG (Automobile
  Manufacturers)                                        6,600         317,606
Celesio AG (Health Care Distributors)                   4,200         390,626
Commerzbank AG (Diversified Banks)                      6,662         242,702

Phoenix International Strategies Fund
                                                      SHARES         VALUE
                                                    ---------     -----------

GERMANY--(CONTINUED)
Deutsche Lufthansa AG Registered Shares
  (Airlines)                                           12,022     $   198,653
E.ON AG (Electric Utilities)                           11,809       1,308,160
  Fresenius Medical Care AG (Health Care Services)      2,800         301,111
MAN AG (Industrial Machinery)                          13,249         834,906
  Metro AG (Hypermarkets & Super Centers)              10,600         564,122
Mobilcom AG (Wireless Telecommunication
  Services)                                             2,688          70,564
Puma AG Rudolf Dassler Sport (Footwear)                   738         265,591
Salzgitter AG (Steel)                                   4,592         314,769
SAP AG (Application Software)                           1,600         326,419
  Solarworld AG (Electrical Components &
  Equipment)                                              775         201,548
                                                                  -----------
                                                                    7,305,586
                                                                  -----------

GREECE--0.8%
Alpha Bank A.E. (Diversified Banks)                    13,500         513,292
COSMOTE Mobile Telecommunications S.A.
  (Wireless Telecommunication Services)                 9,015         192,987
                                                                  -----------
                                                                      706,279
                                                                  -----------

HONG KONG--3.2%
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                            40,000         419,286
China Mobile Ltd. (Wireless Telecommunication
  Services)                                            50,000         241,582
China Netcom Group Corp. (Integrated
  Telecommunication Services)                          42,500          75,461
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                         487,000         403,582
Guangdong Investments Ltd. (Industrial
  Conglomerates)                                      676,000         306,178
Li & Fung Ltd. (Trading Companies &
  Distributors)                                       104,000         209,458
Solomon Systech International Ltd.
  (Semiconductors)                                    704,000         329,395
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                            42,000         435,679
Television Broadcasts Ltd. (Broadcasting &
  Cable TV)                                            47,000         264,106
VTech Holdings Ltd. (Communications
  Equipment)                                           47,000         172,966
                                                                  -----------
                                                                    2,857,693
                                                                  -----------

ITALY--3.0%
ENI S.p.A. (Integrated Oil & Gas)                      63,756       1,822,653

                                                      SHARES         VALUE
                                                    ---------     -----------
ITALY--(CONTINUED)
UniCredito Italiano S.p.A. (Diversified Banks)        109,200     $   794,248
                                                                  -----------
                                                                    2,616,901
                                                                  -----------

JAPAN--24.5%
Advantest Corp. (Semiconductor Equipment)               8,600         972,879
AEON Co. Ltd. (Hypermarkets & Super Centers)           42,600       1,016,303
Aisin Seiko Co. Ltd. (Auto Parts & Equipment)           9,900         351,340
Daito Trust Construction Co. Ltd. (Homebuilding)        3,800         177,948
  en-japan, Inc. (Human Resources & Employment
  Services)                                                48         261,390
Fujikura Ltd. (Electrical Components &
  Equipment)                                           29,000         322,050
Haseko Corp. (Construction & Engineering)(b)            7,000          24,391
JFE Holdings, Inc. (Steel)                              5,100         187,981
Kaneka Corp. (Commodity Chemicals)                     32,000         421,153
Kao Corp. (Household Products)                         16,000         434,599
KDDI Corp. (Wireless Telecommunication
  Services)                                               248       1,273,803
Keyence Corp. (Electronic Equipment
  Manufacturers)                                        1,200         327,807
Marubeni Corp. (Trading Companies &
  Distributors)                                       112,000         555,484
Matsui Securities Co., Ltd. (Investment Banking
  & Brokerage)                                         28,400         390,143
Mazda Motor Corp. (Automobile Manufacturers)           67,000         381,047
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                               36         732,601
Mitsui O.S.K. Lines Ltd. (Marine)                      68,000         495,819
Mitsui Sumitomo Insurance Co. Ltd. (Property &
  Casualty Insurance)                                  31,000         408,843
Mizuho Financial Group, Inc. (Diversified Banks)          130       1,036,258
Momiji Holdings, Inc. (Regional Banks)(b)                  12          41,498
Murata Manufacturing Co. Ltd. (Electronic
  Equipment Manufacturers)                              6,300         388,488
Nikko Cordial Corp. (Investment Banking &
  Brokerage)                                           34,000         535,236
Nippon Oil Corp. (Oil & Gas Refining, Marketing
  & Transportation)                                    70,000         530,786
Nippon Yusen Kabushiki Kaisha (Marine)                183,000       1,190,455
Nissan Diesel Motor Co. Ltd. (Construction, Farm
Machinery & Heavy Trucks)                               8,000          44,074
Nissin Kogyo Co. Ltd (Auto Parts & Equipment)           4,900         288,368
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                           39,800         759,508
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                               257         380,246

Phoenix International Strategies Fund
                                                      SHARES         VALUE
                                                    ---------     -----------
JAPAN--(CONTINUED)
Okuma Holdings, Inc. (Industrial Machinery)            16,000     $   193,349
OMRON Corp. (Electronic Equipment
  Manufacturers)                                       20,000         555,028
ORIX Corp. (Consumer Finance)                           5,550       1,461,152
  Secom Co. Ltd. (Specialized Consumer
  Services)                                            10,000         496,168
Sekisui House Ltd. (Homebuilding)                      32,000         486,592
Sharp Corp. (Consumer Electronics)                     31,000         546,854
Shinsei Bank Ltd. (Regional Banks)                     99,000         665,824
Sumitomo Trust & Banking Co. Ltd. (The)
  (Diversified Banks)                                  91,000         922,610
Suzuki Motor Corp. (Automobile Manufacturers)          25,900         514,308
Tokyo Electron Ltd. (Semiconductor Equipment)          11,400         759,214
Yamaha Motor Co. Ltd. (Motorcycle
  Manufacturers)                                       45,100       1,028,568
                                                                  -----------
                                                                   21,560,165
                                                                  -----------

MALAYSIA--0.1%
DiGi.Com Berhad (Integrated Telecommunication
  Services)(b)                                         22,600          53,230
Shell Refining Co. (Oil & Gas Refining, Marketing
  & Transportation)                                     4,500          11,969
Telekom Malaysia Berhad (Integrated
Telecommunication Services)                            16,800          44,694
                                                                  -----------
                                                                      109,893
                                                                  -----------

NETHERLANDS--4.5%
Akzo Nobel N.V. (Diversified Chemicals)                 5,386         273,422
ASML Holding N.V. (Semiconductor
  Equipment)(b)                                        24,000         496,387
ING Groep N.V. (Other Diversified Financial
  Services)                                            61,816       2,323,400
Unilever N.V. (Packaged Foods & Meats)                  4,400         305,437
Wolters Kluwer N.V. (Publishing & Printing)            24,000         526,527
                                                                  -----------
                                                                    3,925,173
                                                                  -----------

NORWAY--0.6%
Statoil ASA (Integrated Oil & Gas)                     22,300         571,076

RUSSIA--1.0%
LUKOIL Sponsored ADR (Integrated Oil & Gas)             7,600         608,760
  Mobile TeleSystems OJSC Sponsored ADR
  (Wireless Telecommunication Services)                 7,000         252,490
                                                                  -----------
                                                                      861,250
                                                                  -----------


SINGAPORE--0.3%
United Overseas Bank Ltd. (Diversified Banks)          26,000         239,306

                                                      SHARES         VALUE
                                                    ---------     -----------
SOUTH KOREA--0.2%
Samsung Electronics Co. Ltd. GDR
  (Semiconductors)                                        591     $   209,072

SPAIN--4.1%
Banco Bilbao Vizcaya Argentaria SA (Diversified
  Banks)                                               97,195       1,976,607
Banco Santander Central Hispano SA (Diversified
  Banks)                                              113,365       1,656,206
                                                                  -----------
                                                                    3,632,813
                                                                  -----------

SWEDEN--0.8%
Jm AB (Construction & Engineering)                        500          27,884
Lindex AB (Apparel Retail)(b)                           4,000          45,987
  Securitas AB Class B (Diversified Commercial &
  Professional Services)                               20,100         369,276
SKF AB B Shares (Industrial Machinery)                 11,400         165,537
  Tele2 AB B Shares (Integrated
Telecommunication Services)                             7,400          79,868
                                                                  -----------
                                                                      688,552
                                                                  -----------

SWITZERLAND--5.4%
Actelion Ltd. (Biotechnology)(b)                          399          34,172
Compagnie Financiere Richemont AG Class A
  (Apparel, Accessories & Luxury Goods)                 4,367         190,167
Novartis AG Registered Shares
  (Pharmaceuticals)                                    18,300         984,778
Phonak Holding AG Registered Shares (Health
  Care Equipment)                                       1,930          93,153
Roche Holding AG (Pharmaceuticals)                      6,300         930,806
Syngenta AG (Fertilizers & Agricultural
  Chemicals)(b)                                           550          77,901
UBS AG Registered Shares (Diversified Capital
  Markets)                                              5,000         531,227
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                                7,960       1,879,704
                                                                  -----------
                                                                    4,721,908
                                                                  -----------

TAIWAN--1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)                                    583,748       1,081,660

THAILAND--0.5%
Advanced Info Service Public Co. Ltd. NVDR
  (Wireless Telecommunication Services)               116,000         279,297
Bangkok Bank Public Co. NVDR (Regional
  Banks)                                               63,700         190,167
                                                                  -----------
                                                                      469,464
                                                                  -----------

Phoenix International Strategies Fund
                                                      SHARES         VALUE
                                                    ---------     -----------
UNITED KINGDOM--19.0%
Antofagasta plc (Diversified Metals & Mining)          38,985     $ 1,404,649
Ashtead Group plc (Trading Companies &
  Distributors)                                        42,061         160,737
AstraZeneca plc (Pharmaceuticals)                      39,271       1,813,656
Aviva plc (Multi-line Insurance)                       39,300         543,760
BAE Systems plc (Aerospace & Defense)                  49,000         360,691
Barclays plc (Diversified Banks)                       41,600         487,264
British Airways plc (Airlines)(b)                      10,007          57,587
British American Tobacco plc (Tobacco)                 59,000       1,405,684
Emap plc (Publishing & Printing)                       90,624       1,509,337
GlaxoSmithKline plc (Pharmaceuticals)                  51,000       1,295,356
HBOS plc (Diversified Banks)                            8,700         162,022
HSBC Holdings plc (Diversified Banks)                  96,708       1,655,001
Legal & General Group plc (Life & Health
  Insurance)                                          213,300         487,085
Marks & Spencer Group plc (Department Stores)          64,077         582,324
NETeller plc (Other Diversified Financial
  Services)(b)                                         14,300         188,410
Next plc (Department Stores)                            3,415          98,774
Rolls-Royce Group plc (Aerospace & Defense)(b)         83,576         642,436
Sabmiller plc (Brewers)                                10,478         208,265
Scottish & Newcastle plc (Brewers)                     42,200         378,949
Scottish Power plc (Electric Utilities)                56,286         575,769
Standard Chartered plc (Diversified Banks)             71,579       1,869,277
Vodafone Group plc (Wireless
  Telecommunication Services)                         439,600         842,276
                                                                  -----------
                                                                   16,729,309
                                                                  -----------

UNITED STATES--0.8%
AEGON N.V. (Life & Health Insurance)                    5,980          98,612
Royal Dutch Shell plc Class A (Integrated Oil &
  Gas)                                                 20,900         628,361
                                                                  -----------
                                                                      726,973
                                                                  -----------

VENEZUELA--0.3%
Compania Anonima Nacional Telefonos de
  Venezuela ADR (Integrated
  Telecommunication Services)                          14,800         256,336
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $73,327,163)                                      85,556,590
------------------------------------------------------------------------------
WARRANTS--0.0%

                                                      SHARES         VALUE
                                                    ---------     -----------
SWITZERLAND--0.0%
Syngenta AG Strike $1.79, 5/23/06 (Fertilizers &
  Agricultural Chemicals)(b)                              550     $       679
------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                      679
------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)--1.0%


GERMANY--1.0%
Porsche AG (Automobile Manufacturers)                   1,065         896,980
------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $813,087)                                            896,980
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $74,140,250)                                      86,454,249
------------------------------------------------------------------------------



                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
SHORT-TERM INVESTMENTS(d)--0.7%


COMMERCIAL PAPER--0.7%
Clipper Receivable Co. LLC 4.55%, 3/1/06              $   565         565,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $565,000)                                            565,000
------------------------------------------------------------------------------


TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $74,705,250)                                      87,019,249(a)

Other assets and liabilities, net--1.2%                             1,086,498
                                                                  -----------
NET ASSETS--100.0%                                                $88,105,747
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,351,084 and gross depreciation of $1,104,738 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $74,772,903.
(b) Non-income producing.
(c) Foreign common stocks and foreign preferred stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix International Strategies Fund

                           INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)


Aerospace & Defense                                 1.2%
Airlines                                            0.3
Apparel Retail                                      0.1
Apparel, Accessories & Luxury Goods                 0.3
Application Software                                0.4
Auto Parts & Equipment                              0.7
Automobile Manufacturers                            2.4
Biotechnology                                       0.0*
Brewers                                             0.7
Broadcasting & Cable TV                             0.8
Commodity Chemicals                                 0.5
Communications Equipment                            0.6
Computer Hardware                                   0.0*
Construction & Engineering                          0.1
Construction Materials                              0.4
Construction, Farm Machinery & Heavy Trucks         0.1
Consumer Electronics                                0.6
Consumer Finance                                    1.7
Department Stores                                   0.8
Diversified Banks                                  17.3
Diversified Capital Markets                         0.6
Diversified Chemicals                               1.3
Diversified Commercial & Professional
Services                                            0.4
Diversified Metals & Mining                         2.2
Electric Utilities                                  2.2
Electrical Components & Equipment                   0.6
Electronic Equipment Manufacturers                  1.5
Fertilizers & Agricultural Chemicals                0.1
Footwear                                            0.3
Gold                                                1.2
Health Care Distributors                            0.5
Health Care Equipment                               0.1
Health Care Services                                0.3
Heavy Electrical Equipment                          0.0*
Homebuilding                                        0.8
Household Products                                  0.5
Human Resources & Employment Services               0.3
Hypermarkets & Super Centers                        2.2


IT Consulting & Other Services                      0.5%
Industrial Conglomerates                            0.4
Industrial Machinery                                1.4
Integrated Oil & Gas                                7.2
Integrated Telecommunication Services               1.1
Investment Banking & Brokerage                      1.9
Life & Health Insurance                             0.7
Marine                                              2.5
Motorcycle Manufacturers                            1.2
Movies & Entertainment                              0.9
Multi-Sector Holdings                               0.4
Multi-Utilities                                     0.5
Multi-line Insurance                                5.4
Oil & Gas Equipment & Services                      0.1
Oil & Gas Exploration & Production                  1.6
Oil & Gas Refining, Marketing &
Transportation                                      0.6
Other Diversified Financial Services                2.9
Packaged Foods & Meats                              0.4
Pharmaceuticals                                     6.6
Property & Casualty Insurance                       1.5
Publishing & Printing                               2.4
Real Estate Management & Development                1.4
Regional Banks                                      1.0
Semiconductor Equipment                             2.7
Semiconductors                                      1.9
Specialized Consumer Services                       0.6
Steel                                               0.8
Tobacco                                             1.6
Trading Companies & Distributors                    1.1
Wireless Telecommunication Services                 4.6
                                                -------
                                                  100.0%
                                                =======

*Amount is less than 0.05%

Phoenix Real Estate Securities Fund


                                                       SCHEDULE OF INVESTMENTS
                                                          FEBRUARY 28, 2006
                                                             (UNAUDITED)


                                                      SHARES         VALUE
                                                    ---------     -----------
DOMESTIC COMMON STOCKS--95.4%


REAL ESTATE INVESTMENT TRUSTS--95.1%

DIVERSIFIED--4.3%
Vornado Realty Trust                                  478,248    $ 42,559,290

HEALTH CARE--1.7%
Ventas, Inc.                                          527,610      16,355,910

INDUSTRIAL/OFFICE--28.2%

INDUSTRIAL--8.2%
AMB Property Corp.                                    394,350      21,156,877
CenterPoint Properties Trust                           95,269       4,749,160
ProLogis                                            1,062,630      55,809,328
                                                                 ------------
                                                                   81,715,365
                                                                 ------------

MIXED--1.0%
Digital Realty Trust, Inc.                            347,967       9,607,369

OFFICE--19.0%
Alexandria Real Estate Equities, Inc.                 267,458      23,541,653
Boston Properties, Inc.                               474,700      40,192,849
Corporate Office Properties Trust                     836,929      34,749,292
Kilroy Realty Corp.                                   242,041      18,109,508
Reckson Associates Realty Corp.                       713,697      29,190,207
SL Green Realty Corp.                                 484,833      42,136,836
                                                                 ------------
                                                                  187,920,345
                                                                 ------------
TOTAL INDUSTRIAL/OFFICE                                           279,243,079
-----------------------------------------------------------------------------
LODGING/RESORTS--10.4%
Host Marriott Corp.                                 2,197,153      42,690,683
Innkeepers USA Trust                                  448,183       7,856,648
LaSalle Hotel Properties                              395,376      15,795,271
Strategic Hotel & Resorts, Inc.                       587,402      12,687,883
Sunstone Hotel Investors, Inc.                        833,289      24,465,365

TOTAL LODGING/RESORTS                                             103,495,850
-----------------------------------------------------------------------------
RESIDENTIAL--18.4%

APARTMENTS--18.4%

Apartment Investment & Management Co.
  Class A                                              90,390       4,005,181
Archstone-Smith Trust                                 750,702      35,583,275
AvalonBay Communities, Inc.                           254,018      26,163,854
Camden Property Trust                                 293,414      19,321,312
Equity Residential                                  1,047,438      47,427,993

                                                      SHARES         VALUE
                                                    ---------     -----------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--(CONTINUED)
Essex Property Trust, Inc.                            288,711    $ 28,770,051
United Dominion Realty Trust, Inc.                    779,818      20,860,131

TOTAL RESIDENTIAL                                                 182,131,797
-----------------------------------------------------------------------------

RETAIL--26.7%

REGIONAL MALLS--16.4%
General Growth Properties, Inc.                     1,068,082      53,820,652
Macerich Co. (The)                                    564,529      40,674,314
Simon Property Group, Inc.                            816,437      67,739,778
                                                                 ------------
                                                                  162,234,744
                                                                 ------------

SHOPPING CENTERS--10.3%
Developers Diversified Realty Corp.                   747,781      37,531,129
Kimco Realty Corp.                                    696,397      25,021,544
Pan Pacific Retail Properties, Inc.                   311,968      21,591,305
Regency Centers Corp.                                 286,202      18,460,029
                                                                 ------------
                                                                  102,604,007
                                                                 ------------

TOTAL RETAIL                                                      264,838,751
-----------------------------------------------------------------------------

SELF STORAGE--5.4%
Extra Space Storage, Inc.                             862,557      12,938,355
Public Storage, Inc.                                  356,031      27,777,539
U-Store-It Trust                                      579,250      12,899,897

                                                                   53,615,791
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $639,681,084)                                    942,240,468
-----------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Starwood Hotels & Resorts Worldwide, Inc.              45,932       2,916,682
(Identified cost $1,916,209)
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.4%
(IDENTIFIED COST $641,597,293)                                    945,157,150
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

SHORT-TERM INVESTMENTS (b) --5.2%


FEDERAL AGENCY SECURITIES--0.3%
FNMA 2.15%, 4/13/06                                   $ 3,320       3,309,744

Phoenix Real Estate Securities Fund

COMMERCIAL PAPER--4.9%
Preferred Receivables Funding Corp. 4.50%,
  3/1/06                                              $ 3,965    $  3,965,000
Sysco Corp. 4.48%, 3/2/06                               4,170       4,169,481
Cargill, Inc. 4.49%, 3/3/06                             1,400       1,399,651
George Street Finance LLC 4.52%, 3/6/06                 2,355       2,353,522
George Street Finance LLC 4.54%, 3/6/06                 1,030       1,029,350
Govco, Inc. 4.50%, 3/6/06                                 250         249,844
Alpine Securitization Corp. 4.51%, 3/8/06               2,585       2,582,733
Sysco Corp. 4.49%, 3/14/06                              3,820       3,813,806
CAFCO LLC 4.41%, 3/15/06                                1,500       1,497,538
Danske Corp. 4.53%, 3/15/06                             3,830       3,823,253
UBS Finance Delaware LLC 4.50%, 3/17/06                 3,750       3,742,500
Preferred Receivables Funding Corp. 4.51%,
  3/20/06                                               5,685       5,671,468
Clipper Receivables Co. LLC 4.50%, 3/22/06                770         767,979
Alpine Securitization Corp. 4.53%, 3/27/06              3,500       3,488,549
Wells Fargo Bank NA 4.52%, 3/28/06                      3,740       3,739,972
NetJets, Inc. 4.53%, 4/5/06                             1,200       1,194,715
CAFCO LLC 4.56%, 4/10/06                                1,700       1,691,387
CAFCO LLC 4.63%, 4/19/06                                3,061       3,041,710
Private Export Funding Corp. 4.58%, 5/3/06                328         325,327
                                                                 ------------
                                                                   48,547,785
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $51,858,287)                                      51,857,529
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $693,455,580)                                    997,014,679(a)

Other assets and liabilities, net--(0.6)%                          (6,135,482)
                                                                 ------------
NET ASSETS--100.0%                                               $990,879,197
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $303,466,581 and gross depreciation of $1,587 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $693,549,685.
(b) The rate shown is the discount rate.

Phoenix Tax-Exempt Bond Fund


                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2006
                                  (UNAUDITED)


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

MUNICIPAL BONDS--98.1%


ALABAMA--2.1%
Birmingham Capital Improvement Series A 5.50%,
  8/1/25                                              $ 1,000     $ 1,071,820

ARIZONA--1.0%
Chandler Industrial Development Authority
  4.375%, 12/1/35                                         500         509,955

ARKANSAS--0.3%
Drew County Public Facilities Board Single Family
  Mortgage Series A-2 7.90%, 8/1/11 (FNMA
  Collateralized)                                          40          40,518
Jacksonville Residential Housing Facilities Board
  Single Family Mortgage Series A-2 7.90%,
  1/1/11 (FNMA Collateralized)                             51          51,401
Lonoke County Residential Housing Facilities
  Board Single Family Mortgage Series A-2
  7.90%, 4/1/11 (FNMA Collateralized)                      62          63,748
Stuttgart Public Facilities Board Single Family
  Mortgage Series A-2 7.90%, 9/1/11 (FNMA
  Collateralized)                                          19          18,779
                                                                  -----------
                                                                      174,446
                                                                  -----------

CALIFORNIA--19.0%
California State 5%, 2/1/20                               750         792,075
California State Public Works Board Department
  of Mental Health Series A 5.50%, 6/1/16               1,000       1,109,580
Los Angeles Unified School District Election of
  1997 Series E 5.125%, 1/1/27 (MBIA Insured)           1,120       1,192,991
Riverside County Single Family Issue B 144A
  8.625%, 5/1/16 (GNMA Collateralized)(b)(c)            4,300       5,964,315
South Gate Utility Authority 0%, 10/1/19 (FGIC
  Insured)                                              1,385         774,187
                                                                  -----------
                                                                    9,833,148
                                                                  -----------

CONNECTICUT--3.6%
Connecticut State Health & Educational Facilities
  Authority 5%, 7/1/25 (Radian Insured)                   325         339,011
Mashantucket Western Pequot Tribe Series A
  144A 6.50%, 9/1/06(b)(c)                                495         502,336



                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

CONNECTICUT--(CONTINUED)
Mashantucket Western Pequot Tribe Series B
  144A 5.60%, 9/1/09(b)                               $ 1,000     $ 1,045,860
                                                                  -----------
                                                                    1,887,207
                                                                  -----------

DELAWARE--1.0%
Wilmington Parking Authority 4.375%, 3/15/35
  (MBIA Insured)                                          500         493,915

FLORIDA--4.4%
Brevard County Health Facilities Authority 5%,
  4/1/34                                                  500         509,100
Dade County Series CC 7.125%, 10/1/12 (AMBAC
  Insured)                                              1,490       1,775,886
                                                                  -----------
                                                                    2,284,986
                                                                  -----------

GEORGIA--4.0%
Cartersville Development Authority 5.625%, 5/1/09       2,000       2,090,040

ILLINOIS--7.9%
Chicago Board of Education Series A 6%, 1/1/20
  (MBIA Insured)                                          500         587,760
Chicago Park District Series A 5%, 1/1/27
  (AMBAC Insured)                                       1,000       1,049,220
Illinois Finance Authority Series A 5%, 7/1/23
  (XLCA Insured)                                          500         526,400
Illinois Health Facilities Authority Series C 7%,
  4/1/08 (FSA Insured)                                    850         878,704
Metropolitan Pier & Exposition Authority 6.50%,
  6/15/07 (FGIC Insured)(c)                                30          30,265
Metropolitan Pier & Exposition Authority Series A
  5.50%, 6/15/27                                        1,000       1,004,920
                                                                  -----------
                                                                    4,077,269
                                                                  -----------

KENTUCKY--5.5%
Kentucky State Turnpike Authority Economic
  Development 0%, 1/1/10 (FGIC Insured)                 3,300       2,853,939

LOUISIANA--7.2%
Louisiana Local Government Environmental
  Facilities Community Development Authority
  5.25%, 12/1/18 (AMBAC Insured)                        2,500       2,713,075

Phoenix Tax-Exempt Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------

LOUISIANA--(CONTINUED)
Orleans Parish Parishwide School District Series
  B 5.50%, 9/1/20 (FGIC Insured)                      $ 1,000     $ 1,035,660
                                                                  -----------
                                                                    3,748,735
                                                                  -----------

MICHIGAN--1.5%
Coldwater Community Schools 5.625%, 5/1/15
  Prerefunded 5/1/11 @100 (Q-SBLF
  Guaranteed)                                             700         768,257

NEW JERSEY--4.7%
Camden County Municipal Utilities Authority
  Series B 0%, 9/1/11 (FGIC Insured)                    3,000       2,428,980

NORTH CAROLINA--2.9%
North Carolina Municipal Power Agency No. 1
  Catawba Electric 6%, 1/1/09 (AMBAC Insured)           1,385       1,478,141

PENNSYLVANIA--1.3%
Delaware County Authority Series A 5%, 6/1/21
  (Radian Insured)                                        625         657,069

SOUTH CAROLINA--2.1%
Columbia Waterworks and Sewer Systems 5%,
  2/1/29 (FSA Insured)                                  1,020       1,076,997

TENNESSEE--3.3%
Metropolitan Government Nashville & Davidson
  County Health & Educational Facilities Board
  6%, 12/1/16 (AMBAC Insured)                           1,500       1,733,670

TEXAS--13.1%
Canyon Independent School District Series A
  5.375%, 2/15/24 (PSF Guaranteed)                      1,170       1,268,959
Northwest Independent School District 5%, 8/15/28
  (PSF Guaranteed)                                      1,225       1,277,516
San Antonio Electric & Gas 5%, 2/1/12(c)                   15          16,092
Texas State Public Finance Authority 6.25%,
  8/1/09 (MBIA Insured)                                 1,030       1,074,959
United Independent School District 4.50%, 8/15/30
  (PSF Guaranteed)                                      1,000         997,040


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
TEXAS--(CONTINUED)
University of Texas Permanent University Fund
  Series B 5%, 7/1/26                                 $ 1,000     $ 1,055,670
Williamson County 5.25%, 2/15/25 (FSA Insured)          1,000       1,066,130
                                                                  -----------
                                                                    6,756,366
                                                                  -----------

VIRGINIA--5.7%
Pittsylvania County Industrial Development
  Authority Series A 7.45%, 1/1/09                        700         714,791
Upper Occoquan Sewage Authority Series A
  5.15%, 7/1/20 (MBIA Insured)                          2,000       2,253,540
                                                                  -----------
                                                                    2,968,331
                                                                  -----------

WASHINGTON--0.9%
Washington State Series B 6%, 1/1/25
  Prerefunded 1/1/10 @ 100                                420         456,817

WEST VIRGINIA--1.0%
Monongalia County Building Commission Series A
  5%, 7/1/30                                              500         503,300

WISCONSIN--5.6%
Wisconsin State Clean Water Series 1 6.875%,
  6/1/11                                                  750         841,455
Wisconsin State Health and Educational Facilities
  Authority Howard Young 5%, 8/15/18 (Radian
  Insured)                                               2,000      2,045,040
                                                                  -----------
                                                                    2,886,495
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $47,519,791)                                      50,739,883
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $47,519,791)                                      50,739,883
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS(e)--1.1%


COMMERCIAL PAPER--1.1%
UBS Finance Delaware LLC 4.55%, 3/1/06                    550         550,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $550,000)                                            550,000
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $48,069,791)                                      51,289,883(a)

Other assets and liabilities, net--0.8%                               426,239
                                                                  -----------
NET ASSETS--100.0%                                                $51,716,122
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,273,753 and gross depreciation of $53,661 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $48,069,791.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to a value of $7,512,511 or 15% of net assets.
(c) Escrowed to maturity.
(d) At February 28, 2006, 74% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 16.9%, FGIC 13.8%, GNMA 11.5% and MBIA10.8 %.
(e) The rate shown is the discount rate.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Portfolio Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On February 28, 2006, the International Strategies Fund utilized fair value pricing for its foreign common stocks.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


   B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


   C. FOREIGN CURRENCY TRANSLATION

       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


   D. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


   E. REIT INVESTMENTS
         With respect to Phoenix-Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

   F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

       Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.


    G. OPTIONS

       Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received.

       Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

       Transactions in written options for the Emerging Markets Bond Fund for the period ended February 28, 2006 were as follows:

                                                                NUMBER OF     PREMIUMS
                                                                CONTRACTS     RECEIVED
                                                                ---------     --------

   Option contracts outstanding at November 30, 2005 ........      --          $   --
   Option contracts written .................................      13           2,611
   Option contracts sold ....................................      --              --
   Option contracts exercised ...............................      --              --
   Option contracts expired .................................      --              --
   Option contracts outstanding as of February 28, 2006 .....      13          $2,611
                                                                   ==          ======

       As of February 28, 2006, the Emerging Markets Bond Fund had outstanding written options as follows:

     CALL OPTION         SHARES SUBJECT TO      EXPIRATION DATE       EXERCISE PRICE        MARKET VALUE
                                CALL
      Petroleo
     Brasileiro SA              1,300              3/18/06               $95.00                $390


   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

       Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

       High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

        At February 28, 2006, the Emerging Markets Bond Fund held $4,870,500 in investments issued by the Federative Republic of Brazil, comprising 10.5% of the total net assets of the Fund.

        At February 28, 2006, the International Strategies Fund held $21,560,165 in investments with a country of risk of Japan, comprising 24.5% of the total net assets of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Multi-Portfolio Fund
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     April 26, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     April 26, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                            Treasurer
                           (principal financial officer)

Date     April 25, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.